Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of components in other assets
The components of other assets are as follows:

As at Dec. 31	2021	2020
South Hedland prepaid transmission access and distribution costs	65	70
Project development costs	29	25
Long-term prepaids and other assets	48	59
Loan receivable	55	52
Total other assets	197	206

Included in the Consolidated Statements of Financial Position as:
Total current other assets (Note 14)	55	—
Total long-term other assets	142	206
Total other assets	197	206